Summary of Significant Accounting Policies - Share-Based Compensation (Details)	12 Months Ended
Dec. 31, 2022
Minimum | ADS | Measurement Input, Expected Term
Share-based Compensation Arrangement by Share-based Payment Award
Expected option life (years)	4 years 6 months